As filed with the Securities and Exchange Commission on June 24, 2002
                                               Securities Act File No. 333-74986
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                       Post-Effective Amendment No. 2 [X]


                          ING INTERNATIONAL FUND, INC.
                   (formerly Pilgrim International Fund, Inc.)
               (Exact Name of Registrant as Specified in Charter)

           7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 992-0180
                  (Registrant's Area Code and Telephone Number)

                              Kimberly A. Anderson
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                     (Name and Address of Agent for Service)

                                 With copies to:
                             Jeffrey S. Puretz, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                              Washington, DC 20006

                            ------------------------

     It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

                            ------------------------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                                EXPLANATORY NOTE

     The purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16 (12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the definitive Proxy Statement/Prospectus filed on EDGAR on February 13, 2002 (SEC File No.
333-74986), and the definitive Statement of Additional Information filed on EDGAR on February 7, 2002 (SEC File No. 333-74986).

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Article SIXTH of the Registrant's Articles of Incorporation provides that to the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no Director or officer of the corporation shall have any liability to the corporation or its stockholders  for  damages.  This  limitation  on  liability  applies  to events occurring at the time a person serves as a director or officer of the corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. The corporation shall indemnify and advance expenses to its currently acting and its former Directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The corporation shall indemnify and advance expenses to its officers to the same extent as its Directors and to such further extent as is consistent with the law. The Board of Directors may, through a by-law, resolution or agreement, make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by Maryland General Corporation Law. No provision of Article SIXTH shall be effective to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended ("1933 Act") or of the Investment Company Act of 1940, as amended ("1940 Act") or of any valid rule, regulation or order of the U.S. Securities and Exchange Commission ("SEC") thereunder or (ii) to protect or purport to protect any director or officer of the corporation against any liability to the corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. References to the Maryland General Corporation Law in this Item 15 are to the law as from time to time amended.

     Section 10 of Registrant's Investment Management Agreement provides for the indemnification of Registrant's Investment Adviser against all liabilities incurred by it in performing its obligations under the agreement, and in connection with any Sub-Adviser performing its obligations under any sub-advisory agreement, except with respect to matters involving the Investment Adviser's or Investment Sub-Adviser's disabling conduct.

     Section 7 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.

     Section 20 of the Distribution Agreement provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.

     Registrant has obtained from a major insurance carrier a Director's and officers' liability policy covering certain types of errors and omissions.

     Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation, or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Directors, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1) (A) Form of Articles of Incorporation -- filed as an Exhibit to Registrant's Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.

     (B) Form of Articles Supplementary Designating Classes A, B, C & Q -- filed as an Exhibit to Registrant's Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.

     (C)  Form of  Articles  Supplementary  Designating  Class I --  filed as an
          Exhibit to Registrant's Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on November 9, 2001 and incorporated herein by reference.

(2) Form of Bylaws -- filed as an Exhibit to Registrant's Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.

(3)  Not Applicable

(4) Agreement and Plan of Reorganization between Pilgrim Mutual Funds, on behalf of its Pilgrim International Core Growth Fund series and Pilgrim International Fund, Inc., on behalf of its sole series, Pilgrim International Fund -- Filed as an exhibit to the Registrant's Registration Statement on Form N-14 on December 12, 2001 and incorporated herein by reference.

(5)  Not Applicable

(6) Form of Investment Management Agreement between Registrant and Pilgrim Investments, Inc. -- filed as an Exhibit to Registrant's Form N-14 Registration Statement filed on December 22, 2000 and incorporated herein by reference.

(7) Form of Underwriting Agreement between Registrant and Pilgrim Securities, Inc. -- filed as an Exhibit to Registrant's Form N-14 Registration Statement filed on December 22, 2000 and incorporated herein by reference.

(8)  Not Applicable

(9) (A) Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. -- filed as an Exhibit to Registrant's Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.

     (B) Form of Amended Custodian Agreement between Registrant and Brown Brothers Harriman & Co. -- filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement filed on March 1, 2001 and incorporated herein by reference.

(10) (A) Form of Service and Distribution Plan for Class A Shares -- filed as an Exhibit to Registrant's Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.

     (B) Form of Service and Distribution Plan for Class B Shares -- filed as an Exhibit to Registrant's Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.

     (C) Form of Service and Distribution Plan for Class C Shares -- filed as an Exhibit to Registrant's Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.

     (D) Form of Shareholder Service Plan for Class Q Shares -- filed as an Exhibit to Registrant's Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.

     (E) Form of Multiple Class Plan Pursuant to Rule 18f-3 -- filed as an Exhibit to Registrant's Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.

     (F) Form of Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 -- filed as an Exhibit to Registrant's Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on November 9, 2001 and incorporated herein by reference.

(11) Form of Opinion and Consent of Counsel -- Filed as an exhibit to the Registrant's Registration Statement on Form N-14 on December 12, 2001 and incorporated herein by reference.

(12) (A) Opinion of Counsel Supporting Tax Matters and Consequences -- filed herein

     (B)  Consent of Counsel -- filed herein.

(13) (A) Form of Administration Agreement between Registrant and Pilgrim Group, Inc. -- filed as an Exhibit to Registrant's Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.

     (B) Form of Expense Limitation Agreement between Registrant and Pilgrim Investments, Inc. -- Filed as an exhibit to Post-Effective Amendment No. 9 to the Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.

(14) Consent   of   PricewaterhouseCoopers   LLP  --  Filed  as  an  exhibit  to
     Post-Effective Amendment No. 1 to the Registrant's Form N-1A Registration Statement on February 7, 2002 and incorporated herein by reference.

(15) Not Applicable

(16) Powers of Attorney -- filed herein.

(17) Not Applicable

ITEM 17. UNDERTAKINGS

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus, which is a part of this registration statement, by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 21st day of June, 2002.

                                        ING INTERNATIONAL FUND, INC.


                                        By: /s/ Kimberly A. Anderson
                                            ------------------------------------
                                            Kimberly A. Anderson
                                            Vice President and Secretary

     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

      Signature                       Title                            Date
      ---------                       -----                            ----



----------------------        Director and Chairman                June 21, 2002
John G. Turner*



----------------------        President and Chief Executive        June 21, 2002
James M. Hennessy*            Officer



----------------------        Executive Vice President and
Michael J. Roland*            Principal Financial Officer          June 21, 2002



----------------------        Director                             June 21, 2002
Paul S. Doherty*



----------------------        Director                             June 21, 2002
J. Michael Earley*

----------------------        Director                             June 21, 2002
R. Barbara Gitenstein*



----------------------        Director                             June 21, 2002
R. Glenn Hilliard*



----------------------        Director                             June 21, 2002
Walter H. May, Jr.*



----------------------        Director                             June 21, 2002
Thomas J. McInerney*



----------------------        Director                             June 21, 2002
Jock Patton*



----------------------        Director                             June 21, 2002
David W.C. Putnam*



----------------------        Director                             June 21, 2002
Blaine E. Rieke*



----------------------
Roger B. Vincent*             Director                             June 21, 2002



----------------------
Richard A. Wedemeyer*         Director                             June 21, 2002


*  By: /s/ Kimberly A. Anderson
       -------------------------
       Kimberly A. Anderson
       Attorney-in-Fact**

** Pursuant to powers of attorney filed herein.

                                  EXHIBIT INDEX

(12) (A)  Opinion of Counsel Supporting Tax Matters and Consequences

     (B)  Consent of Counsel

(16) Powers of Attorney